Condensed Interim Consolidated Statements of Profit and Loss and Comprehensive Loss (Unaudited) (Parentheticals) - $ / shares	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Profit or loss [abstract]
Basic and dilutive loss per ordinary share	$ (0.91)	$ (0.05)